FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating expenses:
Other operating income, net	$ 25,897	¥ 178,057	¥ 183,368	¥ 32,104
Total operating expenses	(150,194)	(1,032,660)	(597,149)	(673,891)
Income from operations	630,096	4,332,223	3,748,435	2,768,978
Income tax expense	(135,137)	(929,133)	(646,361)	(731,987)
Equity in profit of subsidiaries and VIE	(2,820)	(19,386)	(15,682)	(36,721)
Net income	638,196	4,387,912	3,158,900	2,051,603
Change in redemption value of convertible redeemable preferred shares				(133,568)
Net income attributable to ordinary shareholders	637,485	4,383,025	3,159,663	1,920,287
Net Income	638,196	4,387,912	3,158,900	2,051,603
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustment	126,189	867,612	(590,545)	308,398
Comprehensive income	764,385	5,255,524	2,568,355	2,360,001
Other comprehensive loss, tax		0	0	0
ZTO EXPRESS (CAYMAN) INC.
Operating expenses:
General and administrative	(39,470)	(271,378)	(59,214)	(72,921)
Other operating income, net	6,338	43,575	15,559
Total operating expenses	(33,132)	(227,803)	(43,655)	(72,921)
Interest income	46,210	317,714	120,510	8,301
Income from operations	13,078	89,911	76,855	(64,620)
Income tax expense	(6,339)	(43,581)	(4,649)
Equity in profit of subsidiaries and VIE	630,746	4,336,695	3,087,457	2,118,475
Net income	637,485	4,383,025	3,159,663	2,053,855
Change in redemption value of convertible redeemable preferred shares				(133,568)
Net income attributable to ordinary shareholders	637,485	4,383,025	3,159,663	1,920,287
Net Income	637,485	4,383,025	3,159,663	2,053,855
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustment	126,189	867,612	(590,545)	308,398
Comprehensive income	$ 763,674	5,250,637	2,569,118	2,362,253
Other comprehensive loss, tax		¥ 0	¥ 0	¥ 0